Debt (Textual) (Detail) - USD ($)				3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 19, 2018	Mar. 14, 2018	Jan. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 15, 2017	Jul. 21, 2017	Nov. 14, 2016	Jun. 17, 2016	Sep. 24, 2015
Line of Credit Facility [Line Items]
Revolving Credit Facility, Capacity Available for Letter of Credit				$ 30,000,000			$ 30,000,000		$ 30,000,000
Outstanding letters of credit				14,400,000			14,400,000		$ 17,400,000
Debt Instrument Maturities Quarterly Repayments of Principal																$ 3,800,000
Debt Instrument, Maturity Date									Jul. 09, 2019
Loss from debt extinguishment				0	$ (6,049,000)	$ (9,800,000)	0	$ (15,876,000)	$ (15,876,000)	$ 0	$ 0
Total availability under revolving credit facility				42,200,000			42,200,000
Proceeds from Issuance or Sale of Equity			$ 52,500,000
Capital lease obligations				$ 30,000,000			30,000,000		$ 9,600,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.25%
Minimum
Line of Credit Facility [Line Items]
Capital Leases and Purchase Money Indebtedness		$ 35,000,000
Maximum
Line of Credit Facility [Line Items]
Capital Leases and Purchase Money Indebtedness		$ 60,000,000
Revolving credit facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 250,000,000	$ 300,000,000	400,000,000
ABL Facility
Line of Credit Facility [Line Items]
Maximum draw available under credit facility							22,200,000
Minimum adjusted excess availability under credit facility							$ 20,000,000
Appraisal period for collateral pledged		60 days
Maximum fixed charge coverage ratio required	1.00
Covenant, adjusted excess availability, percentage, minimum	10.00%
Covenant, adjusted excess availability, amount, minimum	$ 17,500,000
Covenant, proceeds from issuance of equity interests, minimum	$ 30,000,000
ABL Facility | Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate							1.50%		1.50%
ABL Facility | Minimum | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate							0.50%		0.50%
ABL Facility | Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%				2.25%
ABL Facility | Maximum | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.25%				1.25%
ABL Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 141,700,000			$ 15,000,000	$ 200,000,000
ABL Facility | Bridge Loan
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													20,000,000
ABL Facility | Letter of Credit
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													30,000,000
ABL Facility | Term loans
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 56,800,000				56,800,000
ABL Facility | Asset-Based Facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 35,000,000
Senior Notes
Line of Credit Facility [Line Items]
Loss from debt extinguishment								$ (9,800,000)
Term loans
Line of Credit Facility [Line Items]
Term loan																$ 300,000,000